DESCRIPTION OF THE COMPANY AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
DESCRIPTION OF THE COMPANY AND NATURE OF OPERATIONS
1.	DESCRIPTION OF THE COMPANY AND NATURE OF OPERATIONS

Internap Corporation (“we,” “us” or “our”) provides high-performance information technology (“IT”) infrastructure services. We provide services at 51 data centers across North America, Europe and the Asia-Pacific region and through 86 Internet Protocol (“IP”) service points.